Financial Instruments carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]
Carrying value of the financial instruments held at fair value[1]
	Jun 30, 2022			Dec 31, 2021
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	40,227	54,204	9,523	51,020	42,561	8,815
Trading securities	40,063	48,922	4,060	50,814	38,108	3,614
Other trading assets	163	5,281	5,462	206	4,453	5,201
Positive market values from derivative financial instruments	4,044	307,421	11,519	4,354	286,337	9,042
Non-trading financial assets mandatory at fair value through profit or loss	2,532	80,808	5,383	2,764	81,304	4,896
Financial assets designated at fair value through profit or loss	0	0	96	0	91	49
Financial assets at fair value through other comprehensive income	13,142	15,789	2,585	13,375	13,302	2,302
Other financial assets at fair value	1,218	(862)[2]	127	98	928[2]	78
Total financial assets held at fair value	61,162	457,359	29,232	71,611	424,524	25,182

Financial liabilities held at fair value:
Trading liabilities	46,057	12,877	37	48,364	6,272	83
Trading securities	46,056	11,857	33	48,363	5,838	33
Other trading liabilities	1	1,020	4	0	434	49
Negative market values from derivative financial instruments	4,868	287,657	10,958	5,208	272,121	9,781
Financial liabilities designated at fair value through profit or loss	0	57,172	2,928	0	56,728	1,740
Investment contract liabilities	0	494	0	0	562	0
Other financial liabilities at fair value	19	3,840[2]	(630)[3]	5	3,026[2]	(179)[3]
Total financial liabilities held at fair value	50,943	362,039	13,293	53,576	338,707	11,424

[1] Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2021.
[2] Predominantly relates to derivatives qualifying for hedge accounting.
[3] Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]
Reconciliation of financial instruments classified in Level 3
	Jun 30, 2022
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	3,614	0	(316)	1,646	(1,274)	80	(79)	1,174	(785)	4,060
Positive market values from derivative finan- cial instruments	9,042	0	(2,034)	0	0	0	13	6,976	(2,477)	11,519
Other trading assets	5,201	0	37	579	(1,063)	1,431	(660)	505	(567)	5,462
Non-trading financial assets mandatory at fair value through profit or loss	4,896	0	547	162	(61)	1,109	(535)	177	(912)	5,383
Financial assets designated at fair value through profit or loss	49	0	4	0	0	0	(45)	88	0	96
Financial assets at fair value through other comprehensive income	2,302	0	5[5]	62	(156)	313	(349)	566	(158)	2,585
Other financial assets at fair value	78	0	0	0	0	0	0	0	49	127
Total financial assets held at fair value	25,182	0	(1,757)[6,7]	2,449	(2,553)	2,932	(1,655)	9,486	(4,851)	29,232
Financial liabilities held at fair value:
Trading securities	33	0	(1)	0	0	0	0	0	0	33
Negative market values from derivative financial instruments	9,781	0	(2,182)	0	0	0	(254)	5,517	(1,904)	10,958
Other trading liabilities	49	0	(45)	0	0	0	0	0	0	4
Financial liabilities designated at fair value through profit or loss	1,740	0	125	0	0	1,163	(129)	80	(50)	2,928
Other financial liabilities at fair value	(179)	0	(485)	0	0	0	(7)	1	40	(630)
Total financial liabilities held at fair value	11,424	0	(2,588)[6,7]	0	0	1,163	(390)	5,598	(1,914)	13,293

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.
[5]Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 104 million recognized in other comprehensive income, net of tax.
[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 537 million and for total financial liabilities held at fair value this is a loss of € 73 million.
[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.
	Jun 30, 2021
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	3,066	0	394	1,709	(1,476)	0	(80)	663	(611)	3,666
Positive market values from derivative finan- cial instruments	8,725	0	(275)	0	0	0	(465)	2,951	(2,418)	8,518
Other trading assets	5,117	0	114	497	(1,439)	390	(592)	542	(477)	4,152
Non-trading financial assets mandatory at fair value through profit or loss	4,618	0	229	218	(184)	132	(207)	47	(506)	4,347
Financial assets designated at fair value through profit or loss	0	0	0	0	0	5	0	0	0	6
Financial assets at fair value through other comprehensive income	2,037	0	37[5]	43	(22)	338	(236)	274	(220)	2,252
Other financial assets at fair value	20	0	(2)	0	0	0	0	3	(17)	4
Total financial assets held at fair value	23,583	0	496[6,7]	2,468	(3,120)	865	(1,580)	4,479	(4,248)	22,943
Financial liabilities held at fair value:
Trading securities	2	0	0	0	0	0	(2)	18	(0)	18
Negative market values from derivative financial instruments	8,200	0	(656)	0	0	0	(166)	3,016	(1,464)	8,930
Other trading liabilities	0	0	(6)	0	0	0	0	64	0	58
Financial liabilities designated at fair value through profit or loss	960	0	(12)	0	0	45	(202)	180	(93)	878
Other financial liabilities at fair value	(294)	0	95	0	0	0	(8)	2	37	(168)
Total financial liabilities held at fair value	8,867	0	(579)[6,7]	0	0	45	(378)	3,281	(1,520)	9,717

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.
[5]Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 7 million recognized in other comprehensive income, net of tax.
[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 168 million and for total financial liabilities held at fair value this is a loss of € 16 million.
[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]
Breakdown of the sensitivity analysis by type of instrument[1]
	Jun 30, 2022		Dec 31, 2021
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	384	398	267	256
Commercial mortgage-backed securities	20	16	18	15
Mortgage and other asset-backed securities	10	18	13	9
Corporate, sovereign and other debt securities	353	364	236	233
Equity securities	118	94	94	65
Derivatives:
Credit	217	135	163	109
Equity	86	79	105	100
Interest related	267	230	409	232
Foreign exchange	56	47	34	31
Other	273	69	98	82
Loans:
Loans	560	434	570	340
Other	0	0	0	0
Total	1,961	1,487	1,739	1,215

[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) 1 [text block table]
Financial instruments classified in Level 3 and quantitative information about unobservable inputs
	Jun 30, 2022
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	74	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	183	1,520
Mortgage- and other asset-backed securities	76	0	Price based	Price	0%	100%
			Discounted cash flow	Credit spread (bps)	54	1,500
				Recovery rate	0%	90%
				Constant default rate	0%	12%
				Constant prepayment rate	0%	81%
Total mortgage- and other asset-backed securities	151	0
Debt securities and other debt obligations	5,138	2,809	Price based	Price	0%	595%
Held for trading	3,729	33	Discounted cash flow	Credit spread (bps)	87	601
Corporate, sovereign and other debt securities	3,729
Non-trading financial assets mandatory at fair value through profit or loss	1,286
Designated at fair value through profit or loss	0	2,777
Financial assets at fair value through other comprehensive income	123
Equity securities	836	0	Market approach	Price per net asset value	0%	108%
Held for trading	181	0		Enterprise value/EBITDA (multiple)	5	16
Non-trading financial assets mandatory at fair value through profit or loss	655		Discounted cash flow	Weighted average cost capital	9%	20%
			Price based	Price	0%	270%
Loans	8,426	4	Price based	Price	0%	220%
Held for trading	5,131	4	Discounted cash flow	Credit spread (bps)	149	2,100
Non-trading financial assets mandatory at fair value through profit or loss	755
Designated at fair value through profit or loss	96	0		Recovery rate	40%	75%
Financial assets at fair value through other comprehensive income	2,444
Loan commitments	0	21	Discounted cash flow	Credit spread (bps)	105	775
				Recovery rate	60%	76%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	3,036[2]	130[3]	Discounted cash flow	IRR	7%	13%
				Repo rate (bps.)	(18)	330
Total non-derivative financial instruments held at fair value	17,587	2,965

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.
[2]
Other financial assets include € 331 million of other trading assets, € 2.7 billion of other non-trading financial assets mandatory at fair value and € 17 million of other financial assets at fair value through other comprehensive income.
[3]Other financial liabilities include € 130 million of securities sold under repurchase agreements designated at fair value
	Dec 31, 2021
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)		Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	47	0	Price based	Price	0%	114%
			Discounted cash flow	Credit spread (bps)	81	1,235
Mortgage- and other asset-backed securities	81	0	Price based	Price	0%	112%
			Discounted cash flow	Credit spread (bps)	85	1,495
				Recovery rate	0%	85%
				Constant default rate	0%	2%
				Constant prepayment rate	0%	27%
Total mortgage- and other asset-backed securities	128	0
Debt securities and other debt obligations	5,074	1,654	Price based	Price	0%	212%
Held for trading	3,383	33	Discounted cash flow	Credit spread (bps)	12	571
Corporate, sovereign and other debt securities	3,383
Non-trading financial assets mandatory at fair value through profit or loss	1,568
Designated at fair value through profit or loss	0	1,621
Financial assets at fair value through other comprehensive income	123
Equity securities	660	0	Market approach	Price per net asset value	0%	101%
Held for trading	103	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	557		Discounted cash flow	Weighted average cost capital	6%	20%
			Price based	Price	0%	139%
Loans	8,184	49	Price based	Price	0%	275%
Held for trading	5,188	49	Discounted cash flow	Credit spread (bps)	34	2,117
Non-trading financial assets mandatory at fair value through profit or loss	769
Designated at fair value through profit or loss	48	0		Recovery rate	40%	85%
Financial assets at fair value through other comprehensive income	2,179
Loan commitments	0	7	Discounted cash flow	Credit spread (bps)	128	906
				Recovery rate	40%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,016[2]	112[3]	Discounted cash flow	IRR	7%	16%
				Repo rate (bps.)	(27)	400
Total non-derivative financial instruments held at fair value	16,062	1,823

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.
[2]Other financial assets include € 13 million of other trading assets and € 2.0 billion of other non-trading financial assets mandatory at fair value.
[3]Other financial liabilities include € 112 million of securities sold under repurchase agreements designated at fair value

Quantitative Information about Fair Value (Level 3) 2 [text block table]
[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
Dec 31, 2021
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,725	4,724	Discounted cash flow	Swap rate (bps)	(80)	817
				Inflation swap rate	1%	5%
				Constant default rate	0%	20%
				Constant prepayment rate	4%	24%
			Option pricing model	Inflation volatility	0%	9%
				Interest rate volatility	0%	31%
				IR - IR correlation	(1) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	686	827	Discounted cash flow	Credit spread (bps)	2	6,630
				Recovery rate	0%	40%
			Correlation pricing model	Credit correlation	30%	63%
Equity derivatives	766	1,749	Option pricing model	Stock volatility	25%	68%
				Index volatility	11%	80%
				Index - index correlation	88%	91%
				Stock - stock correlation	0%	0%
				Stock Forwards	0%	9%
				Index Forwards	0%	5%
FX derivatives	1,816	1,913	Option pricing model	Volatility	(33) %	59%
				Quoted Vol	0%	0%
Other derivatives	1,127	388[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	131%
				Commodity correlation	15%	86%
Total market values from derivative financial instruments	9,120	9,601

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]
	Six months ended
in € m.	Jun 30, 2022	Jun 30, 2021
Financial assets held at fair value:
Trading securities	(433)	298
Positive market values from derivative financial instruments	(1,257)	184
Other trading assets	(96)	64
Non-trading financial assets mandatory at fair value through profit or loss	453	156
Financial assets designated at fair value through profit or loss	1	1
Financial assets at fair value through other comprehensive income	0	3
Other financial assets at fair value	13	(3)
Total financial assets held at fair value	(1,318)	702
Financial liabilities held at fair value:
Trading securities	1	0
Negative market values from derivative financial instruments	1,504	159
Other trading liabilities	45	6
Financial liabilities designated at fair value through profit or loss	(113)	14
Other financial liabilities at fair value	460	(95)
Total financial liabilities held at fair value	1,897	84
Total	579	785

Recognitions of Trade Date Profit [text block table]
in € m.	Jun 30, 2022	Jun 30, 2021
Balance, beginning of year	462	454
New trades during the period	99	55
Amortization	(49)	(77)
Matured trades	(30)	(47)
Subsequent move to observability	(9)	(0)
Exchange rate changes	4	1
Balance, end of period	477	386